Cover	Jun. 03, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2026
Entity File Number	811-23002
Entity Registrant Name	Lattice Strategies Trust
Entity Central Index Key	0001605803
Entity Tax Identification Number	88-3522180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	690 Lee Road
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	386-4068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Hartford Multifactor Developed Markets (ex-US) ETF
Entity Information [Line Items]
Entity Tax Identification Number	47-2165704
Hartford Multifactor Emerging Markets ETF
Entity Information [Line Items]
Entity Tax Identification Number	47-2170470
Hartford Multifactor Small Cap ETF
Entity Information [Line Items]
Entity Tax Identification Number	47-2483547
Hartford Multifactor US Equity ETF
Entity Information [Line Items]
Entity Tax Identification Number	47-2182282
Hartford US Quality Growth ETF
Entity Information [Line Items]
Entity Tax Identification Number	93-3352963
Hartford US Value ETF
Entity Information [Line Items]
Entity Tax Identification Number	93-3323704
Hartford Disciplined US Equity ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Disciplined US Equity ETF
Trading Symbol	HDUS
Security Exchange Name	NYSEArca
Hartford Multifactor Developed Markets (ex-US) ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Multifactor Developed Markets (ex-US) ETF
Trading Symbol	RODM
Security Exchange Name	NYSEArca
Hartford Multifactor Emerging Markets ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Multifactor Emerging Markets ETF
Trading Symbol	ROAM
Security Exchange Name	NYSEArca
Hartford Multifactor Small Cap ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Multifactor Small Cap ETF
Trading Symbol	ROSC
Security Exchange Name	NYSEArca
Hartford Multifactor US Equity ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford Multifactor US Equity ETF
Trading Symbol	ROUS
Security Exchange Name	NYSEArca
Hartford US Quality Growth ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford US Quality Growth ETF
Trading Symbol	HQGO
Security Exchange Name	NASDAQ
Hartford US Value ETF
Entity Information [Line Items]
Title of 12(b) Security	Hartford US Value ETF
Trading Symbol	VMAX
Security Exchange Name	CboeBZX